Business and Going Concern	12 Months Ended
Nov. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Going Concern

1. Business and Going Concern

U.S. GoldMining Inc. (formerly, BRI Alaska Corp.) (the “Company”) was incorporated under the laws of the State of Alaska as “BRI Alaska Corp.” on June 30, 2015. On September 8, 2022, we redomiciled to Nevada and changed our name to “U.S. GoldMining Inc.”

The Company was a direct wholly owned subsidiary of BRI Alaska Holdings Inc., a company organized under the laws of British Columbia (“BRI Alaska Holdings” or “former parent”), until September 23, 2022, which was at such time a wholly owned subsidiary of GoldMining Inc. (“GoldMining” or “Parent”), a mineral exploration and development company organized under the laws of Canada and listed on the Toronto Stock Exchange and NYSE American. On September 23, 2022, BRI Alaska Holdings was dissolved and the Company became a direct majority owned subsidiary of GoldMining on September 23, 2022.

We are a mineral exploration company with a focus on the exploration and development of a project located in Alaska, USA. The registered office of our Company is 3773 Howard Hughes Pkwy #500s Las Vegas, NV 89169. The principal executive office address of our Company is 1030 West Georgia Street, Suite 1830, Vancouver, British Columbia, Canada V6E 2Y3 and the head operating office address of our Company is 301 Calista Court, Suite 200, Office 203, Anchorage, Alaska, 99518.

Our primary asset and sole exploration project is our 100%-owned Whistler exploration property (the “Whistler Project” or “Project”) located in Alaska, USA. Access to the project area is by fixed wing aircraft to a gravel airstrip located adjacent to the Whistler Project exploration camp. During the years presented in these financial statements, exploration expenditures being incurred on the property were primarily related to Whistler Project camp maintenance, including annual land dues and staking, the West Susitna road access study, permitting to recommence exploration activities in 2023, database ingestion, validation and building of 3D geologic models, commencement of environmental baseline surveys, and commencement of regulator, community and other stakeholder engagement. We have not yet determined whether the Whistler Project contains mineral reserves where extraction is both technically feasible and commercially viable and have not determined whether the Project will be mined by open-pit or underground methods.

Going Concern

These financial statements have been prepared on a going concern basis, which assumes that we will be able to continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations.

We have incurred operating losses to date and do not generate cash from operations to support our activities, and are subject to risks and challenges impacting our operations including, but not limited to, the technical feasibility and commercial viability of the Whistler Project, the ability to secure adequate financing to meet expenditure requirements including maintenance costs on the Whistler Project and to successfully satisfy our commitments and continue as a going concern. To fund our activities, on August 22, 2022, we entered into a funding agreement (“Capital Funding Agreement”) with GoldMining, pursuant to which GoldMining committed to fund the Company for a period of fifteen months to November 22, 2023, or until such time as we complete an initial public offering or similar transaction. The proceeds of the Capital Funding Agreement were to be contributed by GoldMining by either debt or equity financing as determined between the parties. On January 10, 2023, the Capital Funding Agreement was extended to May 22, 2024 under the same terms.

U.S. GOLDMINING INC.

(formerly, BRI Alaska Corp.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on our financial position and/or results of its operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that result from the outcome of this uncertainty.